Other Income (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Other Income
Energy trading and risk management		$ (209)		$ (165)
Investment and interest income		100		64
Insurance proceeds		179		69
Other		61		1
Total other income		131		(31)
Golden Eagle Area Development
Other Income
Ownership interest sold (as percent)	26.69%
Exploration and Production | Libya
Other Income
Insurance proceeds		147
Exploration and Production | Golden Eagle Area Development
Other Income
Contingent consideration gain			$ 50
Oil Sands | Mackay River
Other Income
Insurance proceeds				31
Oil Sands | Secondary extraction facilities
Other Income
Insurance proceeds		$ 32		$ 38